Lease Arrangements	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease Arrangements
17.	LEASE ARRANGEMENTS

a.Right-of-use Assets

December 31, 2019
NT$
(In Millions)
Land and buildings
Handsets base stations	$6,845
Others	1,916
Equipment	2,603
$11,364

Year Ended December 31, 2019
NT$
(In Millions)
Additions to right-of-use assets	$3,803
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,728
Others	821
Equipment	419
$3,968

b.Lease liabilities

December 31, 2019
NT$
(In Millions)
Lease liabilities
Current	$3,291
Non-current	6,467
$9,758

Range of discount rate for lease liabilities is as follows:

December 31, 2019
Land and buildings
Handsets base stations	0.58%-1.18%
Others	0.58%-9.00%
Equipment	0.58%-4.50%

c.Important lease-in activities and terms

The Company mainly enters into lease-in agreements of land and buildings for handsets base stations located all over Taiwan with lease terms from 1 to 20 years.  There’s no clause for bargain purchase options to acquire the assets at the expiry of the lease periods in the agreement.  In most lease-in agreements of handsets base station agreements, the Company is able to terminate the agreement prior to the maturity date provided that the premise the Company fails to meet the purpose to build telecommunication equipment due to legal restriction, controversial events, or other events.

The Company also leases land and buildings for the use of offices, server rooms, and stores with lease terms from 1 to 30 years.  Most of the lease agreements for national land adjust the lease payment according to the changes of present values of land announced by the authority.  At the expiry of the lease term, the Company does not have bargain purchase options to acquire the assets.

The lease agreements for equipment include a contract between Chunghwa and ST-2 Satellite Ventures Pte., Ltd. to lease capacity on the ST-2 satellite.  The information of lease agreements with related parties, please refer to Note 38 to the consolidated financial statements for details.

d.Other lease information

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

2018

December 31, 2018
NT$
(In Millions)
Within one year	$3,439
Longer than one year but within five years	6,375
Longer than five years	744
$10,558

2019

Year Ended December 31, 2019
NT$
(In Millions)
Expenses relating to low-value asset leases	$7
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$6
Total cash outflow for leases	$3,826

The Company leases certain equipment which qualify as low-value asset leases.  The Company has elected to apply the recognition exemption and, thus, not to recognize right-of-use assets and lease liabilities for these leases.

Lease-out arrangements under operating leases for freehold property, plant, and equipment and investment properties are set out in Notes 16 and 18 to the consolidated financial statements.